Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2016
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$410,572	$429,631	$360,376
Rest of Europe	313,185	330,487	372,634
U.S.	763,821	650,941	605,815
Other	178,909	163,919	164,491
Total	$1,666,487	$1,574,978	$1,503,316

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:
	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$216,149	$189,035	$138,185
Rest of Europe	34,200	38,166	14,481
U.S.	41,348	45,320	39,058
Other	19,997	9,015	10,626
Total	$311,694	$281,536	$202,350

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$218,334	$189,035	$138,185
Rest of Europe	36,509	38,166	23,277
U.S.	44,590	45,320	39,058
Other	20,420	9,015	10,626
Total	$319,853	$281,536	$211,146

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2016	2015
	(in thousands)
Ireland	$105,684	$101,736
Rest of Europe	6,231	7,334
U.S.	29,428	34,520
Other	7,624	6,628
Total	$148,967	$150,218

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$25,766	$22,100	$20,731
Rest of Europe	6,914	11,055	7,478
U.S.	23,462	20,106	20,491
Other	3,433	4,416	3,842
Total	$59,575	$57,677	$52,542

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2016	2015	*
	(in thousands)
Ireland	$766,120	$663,060
Rest of Europe	337,062	343,733
U.S.	651,160	641,769
Other	71,501	68,647
Total	$1,825,843	$1,717,209
* The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.

Distribution of Capital Expenditures by Geographical Area
g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$27,670	$30,900	$15,117
Rest of Europe	2,851	1,916	2,278
U.S.	8,432	15,256	12,224
Other	3,648	1,658	3,160
Total	$42,601	$49,730	$32,779

Clients Representing Company's Net Revenue
h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.
	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014

Client A	26%	31%	31%

Distribution of Interest Income by Business Segment
i) The distribution of interest income by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$407	$102	$284
Rest of Europe	1,040	1,151	798
U.S.	2	4	-
Other	35	49	69
Total	$1,484	$1,306	$1,151

Distribution of Tax Charge by Geographical Area
j) The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$24,215	$21,795	$18,384
Rest of Europe	5,528	8,007	2,855
U.S.	8,381	3,580	4,860
Other	(131)	5,929	4,149
Total	$37,993	$39,311	$30,248